Trust Account and Fair Value Measurement (Details) - USD ($)	Jan. 11, 2023	Sep. 30, 2023	Dec. 31, 2022
Trust Account and Fair Value Measurement Details [Line Items]
Deposited amount		$ 300,000,000	$ 300,000,000
Shareholders redeemed (in Shares)	26,068,281
Redeemed per share (in Dollars per share)	$ 10.167
Redeemed value	$ 265,050,000
Subsequent Event [Member]
Trust Account and Fair Value Measurement Details [Line Items]
Shareholders redeemed (in Shares)	26,068,281
Redeemed per share (in Dollars per share)	$ 10.167
Redeemed value	$ 265,050,000